Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner	Limited Common Unitholders	Limited Subordinated Unitholders	Subordinated Series A Unitholders
Balance at Dec. 31, 2010	$ 491,503	$ 1,685	$ 651,965	$ (168,229)	$ 6,082
Balance, Units at Dec. 31, 2010		1,028,599	41,779,404	7,621,843	1,000,000
Cash distribution paid	(95,499)	(3,068)	(79,169)	(13,262)
Proceeds from issuance of common units, net of offering costs (see note 12)	86,288		86,288
Proceeds from issuance of common units, net offering costs, Units (see note 12)			4,600,000
Proceeds from issuance of general partners units	1,848	1,848
Proceeds from issuance of general partners units, Units		93,878
Issuance of units for vessel acquisitions	10,164	204	9,960
Issuance of units for vessel acquisitions, Units		10,366	507,916
Net income	65,335	1,307	60,506	3,522
Balance at Dec. 31, 2011	559,639	1,976	729,550	(177,969)	6,082
Balance, Units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Cash distribution paid	(106,878)	(3,690)	(103,188)	0
Conversion of subordinated units into common units			(177,969)	177,969
Conversion of subordinated units into common units, Units			7,621,843	(7,621,843)
Conversion of subordinated Series A units into common units			6,082		(6,082)
Conversion of subordinated Series A units into common units, Units			1,000,000		(1,000,000)
Proceeds from issuance of common units, net of offering costs (see note 12)	68,563		68,563
Proceeds from issuance of common units, net offering costs, Units (see note 12)			4,600,000
Proceeds from issuance of general partners units	1,472	1,472
Proceeds from issuance of general partners units, Units		93,878
Net income	95,898	2,332	93,566	0
Balance at Dec. 31, 2012	618,694	2,090	616,604	0	0
Balance, Units at Dec. 31, 2012		1,226,721	60,109,163	0	0
Cash distribution paid	(122,382)	(4,285)	(118,097)
Proceeds from issuance of common units, net of offering costs (see note 12)	148,022		148,022
Proceeds from issuance of common units, net offering costs, Units (see note 12)			10,925,000
Proceeds from issuance of general partners units	3,167	3,167
Proceeds from issuance of general partners units, Units		222,960
Net income	59,006	3,057	55,949
Balance at Dec. 31, 2013	$ 706,507	$ 4,029	$ 702,478	$ 0	$ 0
Balance, Units at Dec. 31, 2013		1,449,681	71,034,163	0	0